Note 11 - Stock Options and Warrants - Black-Scholes Option Pricing Model Assumptions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Risk-free interest rate	1.70%
Expected volatility	110.00%
Expected life (in years) (Year)	4 years 73 days	4 years 73 days	4 years 73 days
Expected dividend yield			0.00%	0.00%
Estimated forfeiture rates	20.00%
Weighted average per share grant date fair value (in dollars per share)	$ 0.13	$ 0.14	$ 0.74	$ 0.68
Stock-based compensation	$ 352,281	$ 296,385
Minimum [Member]
Risk-free interest rate		1.20%	0.90%	1.50%
Expected volatility		77.00%	78.00%	58.00%
Expected life (in years) (Year)				4 years 36 days
Estimated forfeiture rates		1.00%	1.00%	1.00%
Maximum [Member]
Risk-free interest rate		1.40%	1.80%	1.70%
Expected volatility		82.00%	110.00%	77.00%
Expected life (in years) (Year)				4 years 73 days
Estimated forfeiture rates		7.00%	20.00%	10.00%